OPERATING LEASES AND COMMITMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Begininng balance	$ 0	$ 158	$ 384
Adjustments office lease	0	0	(4)
Accumulated amortization	0	(158)	(222)
Ending balance	$ 0	$ 0	$ 158